Property, Equipment and Software and Related Accumulated Depreciation and Amortization (Detail)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation and amortization	¥ (175,555,042)	$ (25,533,422)	¥ (176,115,819)
Property, equipment and software, net, held for sale	0	0	(113,755)
Property plant and equipment, net	17,352,445	2,523,808	20,721,252
Office buildings
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	69,341,652	10,085,325	69,341,652
Computer and equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	84,134,612	12,236,872	85,311,170
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	10,365,904	1,507,658	11,503,400
Office furniture and fixtures
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	6,194,658	900,976	6,472,915
Motor vehicles
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	7,038,397	1,023,692	8,487,925
Software
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	¥ 15,832,264	$ 2,302,707	¥ 15,833,764